T. ROWE PRICE International Stock Portfolio
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  12,278 448
Total Austria (Cost
$367
)
448
BRAZIL 2.1%
Common Stocks 2.1%
Magazine Luiza  669,354 963
Rede D'Or Sao Luiz  129,903 1,367
Suzano  168,624 1,957
XP, Class A (USD) (1) 37,054 1,115
Total Brazil (Cost
$6,612
)
5,402
CANADA 5.9%
Common Stocks 5.9%
Canadian Pacific Railway (USD) (2) 56,400 4,655
Constellation Software  1,120 1,915
Definity Financial  13,503 345
Shopify, Class A (USD) (1) 3,230 2,183
Sun Life Financial  29,353 1,639
TELUS International CDA (1) 38,207 944
TMX Group  37,141 3,820
Total Canada (Cost
$15,221
)
15,501
CAYMAN ISLANDS 0.4%
Convertible Preferred
Stocks 0.4%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $293 (USD) (1)
(3)(4) 5,954 935
Total Cayman Islands (Cost
$293
)
935
CHINA 7.1%
Common Stocks 4.2%
58.com (USD) (1)(3) 65,164 —
Alibaba Group Holding, ADR
(USD) (1) 33,461 3,641
Baidu, ADR (USD) (1) 12,153 1,608
JD Health International (HKD) (1) 171,550 1,027
JD.com, Class A (HKD) (1) 2,333 66
Kanzhun, ADR (USD) (1) 10,501 262
Tencent Holdings (HKD)  47,000 2,166
Trip.com Group, ADR (USD) (1) 67,000 1,549
Wuxi Biologics Cayman (HKD) (1) 77,000 611
10,930
Common Stocks - China A
Shares 2.9%
BTG Hotels Group, A Shares
(CNH) (1) 171,691 616
Shares $ Value
(Cost and value in $000s)
Gree Electric Appliances of Zhuhai,
A Shares (CNH)  402,984 2,041
Kweichow Moutai, A Shares (CNH)  5,870 1,580
NARI Technology, A Shares (CNH)  332,700 1,638
Shandong Pharmaceutical Glass, A
Shares (CNH)  207,700 864
Shenzhen Inovance Technology, A
Shares (CNH)  95,900 855
7,594
Total China (Cost
$14,988
)
18,524
DENMARK 0.7%
Common Stocks 0.7%
Genmab (1) 4,792 1,730
Total Denmark (Cost
$1,614
)
1,730
FRANCE 9.0%
Common Stocks 9.0%
Air Liquide  4,384 767
Alstom  4,301 101
Dassault Aviation  28,358 4,478
EssilorLuxottica  28,158 5,150
Kering  3,521 2,223
LVMH Moet Hennessy Louis Vuitton  1,569 1,120
Sanofi  42,061 4,300
Thales  43,911 5,499
Total France (Cost
$18,006
)
23,638
GERMANY 6.1%
Common Stocks 5.9%
Bayer  22,682 1,551
Beiersdorf  18,986 1,995
Deutsche Boerse  15,698 2,826
Deutsche Telekom  202,938 3,780
Evotec (1) 54,290 1,634
Infineon Technologies  14,320 484
Knorr-Bremse  17,211 1,319
MorphoSys (1)(2) 2,543 69
Shop Apotheke Europe (1)(2) 6,063 549
TeamViewer (1) 50,866 751
Zalando (1) 13,209 669
15,627
Preferred Stocks 0.2%
Sartorius  1,073 474
474
Total Germany (Cost
$16,355
)
16,101
HONG KONG 1.8%
Common Stocks 1.8%
AIA Group  455,200 4,753
Total Hong Kong (Cost
$1,174
)
4,753

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
INDIA 5.1%
Common Stocks 5.1%
Axis Bank (1) 296,511 2,955
Housing Development Finance  150,920 4,708
Kotak Mahindra Bank  42,655 979
Maruti Suzuki India  14,707 1,460
NTPC  1,830,968 3,247
Total India (Cost
$7,677
)
13,349
INDONESIA 2.1%
Common Stocks 2.1%
Bank Central Asia  6,698,300 3,723
Sarana Menara Nusantara  25,514,000 1,899
Total Indonesia (Cost
$1,854
)
5,622
ITALY 1.6%
Common Stocks 1.6%
Banca Mediolanum  241,339 2,051
DiaSorin  9,245 1,444
Ermenegildo Zegna Holditalia
(USD) (1)(2) 72,984 770
Total Italy (Cost
$3,750
)
4,265
JAPAN 14.3%
Common Stocks 14.3%
Chugai Pharmaceutical  52,800 1,762
Daiichi Sankyo  88,400 1,930
Daikin Industries  5,900 1,071
Disco  4,000 1,119
Fujitsu General  85,100 1,656
Hikari Tsushin  6,300 716
Hoshizaki  19,300 1,324
Kansai Paint  35,600 572
Murata Manufacturing  33,700 2,220
Nippon Telegraph & Telephone  128,800 3,742
NTT Data  87,100 1,712
Otsuka Holdings  108,600 3,752
Outsourcing  97,500 1,005
Pan Pacific International Holdings  58,900 942
Persol Holdings  87,600 1,963
Seven & i Holdings  70,000 3,337
Shimadzu  35,900 1,235
Shiseido  8,600 434
Sony Group  20,400 2,099
Stanley Electric  58,800 1,112
Suzuki Motor  40,400 1,384
Z Holdings  557,500 2,410
Total Japan (Cost
$32,803
)
37,497
Shares $ Value
(Cost and value in $000s)
NETHERLANDS 7.0%
Common Stocks 7.0%
Adyen (1) 376 745
Akzo Nobel  50,793 4,364
ASML Holding  9,338 6,240
Koninklijke Philips  72,626 2,215
Prosus  89,219 4,811
Total Netherlands (Cost
$14,925
)
18,375
PHILIPPINES 0.4%
Common Stocks 0.4%
SM Investments  52,995 930
Total Philippines (Cost
$866
)
930
PORTUGAL 2.0%
Common Stocks 2.0%
Galp Energia  279,694 3,536
Jeronimo Martins  70,576 1,693
Total Portugal (Cost
$4,673
)
5,229
RUSSIA 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD) (3) 7,243 —
Total Russia (Cost
$434
)
—
SOUTH AFRICA 0.5%
Common Stocks 0.5%
Capitec Bank Holdings  8,187 1,304
Total South Africa (Cost
$403
)
1,304
SOUTH KOREA 3.5%
Common Stocks 3.5%
LG Household & Health Care  1,673 1,180
NAVER  15,237 4,235
Samsung Electronics  67,954 3,888
Total South Korea (Cost
$3,942
)
9,303
SPAIN 1.2%
Common Stocks 1.2%
Amadeus IT Group, Class A (1) 26,231 1,705
Fluidra  54,220 1,569
Total Spain (Cost
$3,035
)
3,274

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SWEDEN 1.8%
Common Stocks 1.8%
Assa Abloy, B Shares  55,433 1,490
Essity, Class B (2) 50,870 1,200
Olink Holding, ADR (USD) (1)(2) 16,627 294
Swedbank, A Shares (2) 114,266 1,707
Total Sweden (Cost
$4,200
)
4,691
SWITZERLAND 8.4%
Common Stocks 8.4%
Alcon  33,830 2,680
Barry Callebaut  733 1,718
Julius Baer Group  72,976 4,225
Lonza Group  5,063 3,669
Nestle  44,291 5,759
Partners Group Holding  1,375 1,702
PolyPeptide Group (1) 7,230 572
Roche Holding  4,485 1,775
Total Switzerland (Cost
$13,547
)
22,100
TAIWAN 4.0%
Common Stocks 4.0%
Taiwan Semiconductor
Manufacturing  514,000 10,544
Total Taiwan (Cost
$1,382
)
10,544
THAILAND 0.7%
Common Stocks 0.7%
CP ALL  945,100 1,844
Total Thailand (Cost
$1,270
)
1,844
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
Network International Holdings
(GBP) (1) 378,380 1,383
Total United Arab Emirates (Cost
$1,942
)
1,383
UNITED KINGDOM 6.6%
Common Stocks 6.6%
AstraZeneca, ADR (USD)  62,911 4,174
boohoo Group (1) 419,558 486
Bridgepoint Group (1) 157,973 726
Burberry Group  62,526 1,365
London Stock Exchange Group  48,794 5,088
Smith & Nephew  176,068 2,800
Shares $ Value
(Cost and value in $000s)
Unilever (EUR)  62,505 2,825
Total United Kingdom (Cost
$16,230
)
17,464
UNITED STATES 4.1%
Common Stocks 4.1%
Accenture, Class A  2,800 944
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $470 (1)(3)(4) 276 377
Linde (EUR) (2) 9,892 3,156
Mastercard, Class A  5,058 1,808
NXP Semiconductors  6,626 1,226
Waste Connections  22,745 3,178
10,689
Convertible Preferred
Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27 (1)(3)(4) 16 22
22
Total United States (Cost
$6,387
)
10,711
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve
Fund, 0.29% (5)(6) 3,622,517 3,623
Total Short-Term Investments
(Cost $3,623) 3,623
SECURITIES LENDING COLLATERAL 3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve
Fund, 0.29% (5)(6) 9,004,707 9,005
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 9,005
Total Securities Lending Collateral
(Cost $9,005) 9,005
Total Investments in
Securities 101.9%
(Cost $206,578) $ 267,545
Other Assets Less Liabilities
(1.9)% (4,980)
Net Assets 100.0% $ 262,565

T. ROWE PRICE International Stock Portfolio

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,334 and represents 0.5% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs Erste Group Bank, Call, 6/17/22 @ 48.00 (EUR) 59 194 (1)
Goldman Sachs London Stock Exchange Group, Call, 6/17/22 @ 83.00 (GBP) 2 159 (6)
Total Options Written (Premiums $(12)) $ (7)

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 2 ++
Totals $ — # $ — $ 2 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government Reserve Fund, 0.29% $ 8,274 ¤ ¤ $ 12,628
Total $ 12,628 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,628.

T. ROWE PRICE International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE International Stock Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 27,407 $ 225,702 $ 377 $ 253,486
Convertible Preferred Stocks — — 957 957
Preferred Stocks — 474 — 474
Short-Term Investments 3,623 — — 3,623
Securities Lending Collateral 9,005 — — 9,005
Total $ 40,035 $ 226,176 $ 1,334 $ 267,545
Liabilities
Options Written $ — $ 7 $ — $ 7

T. ROWE PRICE International Stock Portfolio

the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E301-054Q1 03/22